EARNINGS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of earnings per share

	2020	2019	2018
	$ million	$ million	$ million
Earnings
Attributable profit for the year	448	600	663
Adjusted attributable profit (see below)	564	893	881

Attributable profit is reconciled to adjusted attributable profit as follows:

		2020	2019	2018
	Notes	$ million	$ million	$ million
Attributable profit for the year		448	600	663
Acquisition and disposal related items[1]		4	34	(7)
Restructuring and rationalisation costs	3	124	134	120
Amortisation and impairment of acquisition intangibles[2]	9	171	143	118
Legal and other[3]		91	50	38
UK tax litigation	5	(142)	–	–
Taxation on excluded items	5	(132)	(68)	(51)
Adjusted attributable profit		564	893	881

1Acquisition and disposal related items includes a $4m charge within operating profit (2019: $32m charge, 2018: $7m credit) and a $nil charge within share of result of associates (2019: $2m, 2018: $nil).

2In 2020 amortisation and impairment of acquisition intangibles includes a $171m charge within operating profit (2019: $143m charge within operating profit, 2018: $113m charge within operating profit and a $5m charge within share of result of associates).

3Legal and other charge in 2020 includes $89m (2019: $45m charge, 2018: $34m charge) within operating profit (refer to Note 2.6) and a $8m charge (2019: $5m charge, 2018: $4m charge) within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims globally. In 2020, other finance costs includes a credit of $6m for interest on a tax refund relating to the UK tax litigation case (see Note 5).

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2020	2019	2018
Number of shares (millions)
Basic weighted number of shares	875	874	873
Dilutive impact of share incentive schemes outstanding	2	3	3
Diluted weighted average number of shares	877	877	876

Earnings per ordinary share
Basic	51.3¢	68.6¢	76.0¢
Diluted	51.2¢	68.4¢	75.7¢
Adjusted:
Basic	64.6¢	102.2¢	100.9¢
Diluted	64.4¢	101.9¢	100.6¢